Debt - Senior Notes (Details)		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 29, 2023 USD ($) tranche	Oct. 13, 2024 USD ($)	Oct. 13, 2024 USD ($)	Apr. 28, 2024 USD ($)	Apr. 30, 2023 USD ($)	Mar. 07, 2023 tranche	Jun. 04, 2021
Debt Instrument [Line Items]
Number of tranches | tranche						2
Unamortized debt issuance costs and discounts		$ 35,216,000	$ 35,216,000	$ 35,433,000	$ 6,367,000
Interest rate							1.07%
Senior notes
Debt Instrument [Line Items]
Debt term	5 years
Face amount	$ 90,000,000
Number of tranches | tranche	2
Unamortized debt issuance costs and discounts		28,535,000	28,535,000	27,747,000
Debt issuance costs, net of amortization		468,000	468,000	496,000
Debt discount		28,067,000	28,067,000	27,251,000
Interest rate	12.50%
Accrued interest		8,732,000	8,732,000	3,430,000
Senior notes | Scenario 1
Debt Instrument [Line Items]
Interest rate	7.50%
Senior notes | Tranche 1 Loan
Debt Instrument [Line Items]
Face amount	$ 50,000,000
Senior notes | Tranche 2 Loan
Debt Instrument [Line Items]
Face amount	40,000,000
Fair value of debt	$ 1,773,000	1,732,000	1,732,000	1,012,000
Gain on change in fair value		$ (1,357,000)	$ (720,000)	$ 761,000
Variable spread	0.50%